Details of Capital Adequacy Ratios of Shinhan Bank and Shinhan Card, Subsidiaries Considered Material to Consolidated Financial Statements (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Shinhan Bank KRW	Dec. 31, 2009 Shinhan Bank KRW	Dec. 31, 2010 Shinhan Card Co Ltd KRW	Dec. 31, 2009 Shinhan Card Co Ltd KRW
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital			15,488,027	14,058,510
Tier 2 capital			3,189,267	4,264,192
Total risk-adjusted capital			18,677,294	18,322,702	5,603,575	5,043,293
Total risk-weighted assets	185,694,642	179,083,070	117,262,749	121,132,041	22,427,155	18,867,283
Total risk-based capital ratio (%)	12770000.00%	12600000.00%	15.93%	15.13%	24.99%	26.73%
Tier 1 capital ratio (%)			13.21%	11.61%
Tier 2 capital ratio (%)			2.72%	3.52%